UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: December 31, 2010"
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"               Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     January 24, 2011"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      39

"Form 13F Information Table Value Total:      $128,453"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100        4957   103470SH       SOLE                  0      0103470
ACCURAY INC                     COM                 004397105         574    85000SH       SOLE                  0      085000
APPLE INC                       COM                 037833100        4901    15195SH       SOLE                  0      015195
ARCHIPELAGO LEARNING INC        COM                 03956P102         174    17759SH       SOLE                  0      017759
ATP OIL & GAS CORP              COM                 00208j108        2993   178780SH       SOLE                  0      0178780
AVIAT NETWORKS INC              COM                 05366y102          51    10104SH       SOLE                  0      010104
BERKSHIRE HATHAWAY B            CL B NEW            084670702        4797    59885SH       SOLE                  0      059885
CISCO SYSTEMS INC               COM                 17275r102         212    10465SH       SOLE                  0      010465
E M C CORP MASS                 COM                 268648102        4975   217260SH       SOLE                  0      0217260
ELETROBRAS ADR F SPONS          SPONS ADR           15234Q207        2001   145530SH       SOLE                  0      0145530
EMPIRE DISTRICT ELEC CO         COM                 291641108        3916   176375SH       SOLE                  0      0176375
ENERPLUS RES FD NEW F TR        UNIT TR G NEW       29274d604        5626   182420SH       SOLE                  0      0182420
FOREST LABORATORIES INC         COM                 345838106        4871   152325SH       SOLE                  0      0152325
GENERAL DYNAMICS CORP           COM                 369550108        4634    65299SH       SOLE                  0      065299
GENERAL GROWTH PPTYS NEW        COM                 370021107        2646   170915SH       SOLE                  0      0170915
GOOGLE INC CLASS A              CL A                38259p508        1065     1793SH       SOLE                  0      01793
HARRIS CORPORATION              COM                 413875105        3457    76305SH       SOLE                  0      076305
HOWARD HUGHES CORP              COM                 44267d107         912    16763SH       SOLE                  0      016763
I T T CORP NEW INDIANA          COM                 450911102        3701    71030SH       SOLE                  0      071030
INTERDIGITAL INC                COM                 45867g101        5189   124625SH       SOLE                  0      0124625
ISHARES TR BARCLAYS BOND        BARCLYS INTER CR    464288638         679     6460SH       SOLE                  0      06460
ISHARES TR BRCLYS TIPS BD       BARCLYS TIPS BD     464287176        5625    52320SH       SOLE                  0      052320
L H C GROUP                     COM                 50187a107        2388    79585SH       SOLE                  0      079585
MKT VCTRS GOLD MINERS FD        GOLD MINER ETF      57060u100        5443    88548SH       SOLE                  0      088548
MKT VCTRS ETF VIETNAM           VIETNAM ETF         57060U761        1124    42935SH       SOLE                  0      042935
MICROSOFT CORP                  COM                 594918104        5523   197900SH       SOLE                  0      0197900
NOBLE CORP F                    NAMEN -AKT          h5833n103        4496   125685SH       SOLE                  0      0125685
POWERSHARES INDIA ETF           INDIA PORT          73935L100        2105    82815SH       SOLE                  0      082815
PPL CORPORATION                 COM                 69351t106        3525   133920SH       SOLE                  0      0133920
PROLOGIS REIT                   SH BEN INT          743410102        3230   223675SH       SOLE                  0      0223675
SEASPAN CORP F                  SHS                 Y75638109        2673   215190SH       SOLE                  0      0215190
SPDR GOLD TRUST SPDR GOLD       GOLD SHS            78463v107        5155    37159SH       SOLE                  0      037159
SUPERIOR ENERGY SERVICES        COM                 868157108        6196   177085SH       SOLE                  0      0177085
TELECOMMUNICATIONS SYS          CL A                87929j103        1707   365569SH       SOLE                  0      0365569
TEMPLETON GLOBAL INCM FD        COM                 880198106        3888   363385SH       SOLE                  0      0363385
UNUM GROUP                      COM                 91529Y106        3070   126750SH       SOLE                  0      0126750
VEECO INSTRUMENTS INC           COM                 922417100        4407   102595SH       SOLE                  0      0102595
VODAFONE GROUP NEW ADR F        SPONS ADR NEW       92857w209        5024   190000SH       SOLE                  0      0190000
WSDMTREE CHINESE YUAN FD        CHINESE YUAN ETF    97717w182         542    21350SH       SOLE                  0      021350


